Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
Supplement [Text Block]	gwfi1_SupplementTextBlock
GREAT-WEST FUNDS, INC.

Great-West T. Rowe Price Equity Income Fund
Institutional Class Ticker: MXVHX
Initial Class Ticker: MXEQX
Class L Ticker: MXTQX
(the "Fund")

Supplement dated January 10, 2017 to the Prospectus and Summary Prospectus for the Fund, dated April 29, 2016.

Effective immediately, under the "Example" section of the Prospectus and Summary Prospectus, the table on page 1 is hereby deleted in its entirety and replaced with the following table:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$48	$151	$263	$591
Initial Class	$85	$265	$460	$1,025
Class L	$122	$506	$915	$2,057

Great-West T. Rowe Price Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gwfi1_SupplementTextBlock
GREAT-WEST FUNDS, INC.

Great-West T. Rowe Price Equity Income Fund
Institutional Class Ticker: MXVHX
Initial Class Ticker: MXEQX
Class L Ticker: MXTQX
(the "Fund")

Supplement dated January 10, 2017 to the Prospectus and Summary Prospectus for the Fund, dated April 29, 2016.

Effective immediately, under the "Example" section of the Prospectus and Summary Prospectus, the table on page 1 is hereby deleted in its entirety and replaced with the following table:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$48	$151	$263	$591
Initial Class	$85	$265	$460	$1,025
Class L	$122	$506	$915	$2,057

Great-West T. Rowe Price Equity Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	$ 48
3 Years	rr_ExpenseExampleYear03	151
5 Years	rr_ExpenseExampleYear05	263
10 Years	rr_ExpenseExampleYear10	591
Great-West T. Rowe Price Equity Income Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	460
10 Years	rr_ExpenseExampleYear10	1,025
Great-West T. Rowe Price Equity Income Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	506
5 Years	rr_ExpenseExampleYear05	915
10 Years	rr_ExpenseExampleYear10	$ 2,057